UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2021
MFS®  Intermediate High
Income Fund
CIH-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Intermediate High Income Fund’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Intermediate High
Income Fund
New York Stock Exchange Symbol: CIF

Contact information	back cover
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
July 16, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	11.3%
Medical & Health Technology & Services	8.9%
Gaming & Lodging	8.7%
Wireless Communications	6.6%
Midstream	5.8%
Composition including fixed income credit quality (a)(i)
BB	67.1%
B	48.4%
CCC	19.8%
CC	0.3%
C	0.2%
Not Rated	0.3%
Non-Fixed Income	1.7%
Cash & Cash Equivalents (Less Liabilities)	(37.8)%
Other (o)	(0.0)%
Portfolio facts (i)
Average Duration (d)	5.1
Average Effective Maturity (m)	4.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts and disbursements.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of May 31, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
David Cole	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Michael Skatrud	Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 9.50% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 133.6%
Aerospace & Defense – 3.2%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$293,000	$ 295,197
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	200,000	204,000
Moog, Inc., 4.25%, 12/15/2027 (n)	285,000	292,125
TransDigm, Inc., 6.25%, 3/15/2026 (n)	200,000	210,816
TransDigm, Inc., 6.375%, 6/15/2026	185,000	191,484
TransDigm, Inc., 5.5%, 11/15/2027	175,000	182,438
TransDigm, Inc., 4.625%, 1/15/2029 (n)	132,000	130,350
		$1,506,410
Airlines – 0.4%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)	$160,000	$ 168,400
Automotive – 2.9%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$200,000	$ 205,000
Dana, Inc., 5.375%, 11/15/2027	143,000	151,935
Dana, Inc., 5.625%, 6/15/2028	47,000	50,707
Dana, Inc., 4.25%, 9/01/2030	95,000	98,002
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	250,000	262,743
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	245,000	266,437
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)	115,000	125,638
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	105,000	108,570
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)	100,000	100,543
		$1,369,575
Broadcasting – 4.4%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$185,000	$ 196,100
iHeartCommunications, Inc., 8.375%, 5/01/2027	175,000	187,128
Netflix, Inc., 5.875%, 2/15/2025	265,000	305,365
Netflix, Inc., 3.625%, 6/15/2025 (n)	150,000	160,688
Netflix, Inc., 5.875%, 11/15/2028	90,000	108,900
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)	55,000	56,031
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	225,000	237,937
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)	160,000	165,200
Univision Communications, Inc., 4.5%, 5/01/2029 (n)	225,000	227,704
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	420,000	423,150
		$2,068,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.3%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	$120,000	$ 122,400
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	345,000	359,504
LPL Holdings, Inc., 4%, 3/15/2029 (n)	121,000	120,244
		$602,148
Building – 5.4%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$290,000	$ 296,293
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)	121,000	125,132
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	205,000	206,281
Interface, Inc., 5.5%, 12/01/2028 (n)	205,000	214,225
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	45,000	46,013
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	226,000	232,780
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	109,000	120,990
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	135,000	129,262
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	200,000	216,750
Smyrna Ready Mix Concrete LLC, 6%, 11/01/2028 (n)	35,000	36,469
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)	155,000	161,200
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	155,000	161,507
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	140,000	142,800
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	206,000	208,243
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	40,000	37,943
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	115,000	121,038
White Cap Parent LLC, 8.25%, (8.25% cash or 9% PIK) 3/15/2026 (n)(p)	75,000	77,438
		$2,534,364
Business Services – 2.3%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$190,000	$ 194,038
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	105,000	105,000
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	100,000	104,520
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	95,000	99,194
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	175,000	181,370
Switch, Ltd., 3.75%, 9/15/2028 (n)	235,000	233,287
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	150,000	159,000
		$1,076,409
Cable TV – 11.0%
CCO Holdings LLC, 4.25%, 2/01/2031 (n)	$190,000	$ 189,620
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	234,000	241,956
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	320,000	330,080
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	575,000	596,340
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	150,000	152,854
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	600,000	630,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	$400,000	$ 417,520
DISH DBS Corp., 7.75%, 7/01/2026	200,000	227,190
DISH DBS Corp., 5.125%, 6/01/2029 (n)	135,000	133,934
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	130,000	75,725
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	90,000	52,650
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	200,000	214,780
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	195,000	199,875
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	390,000	422,175
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	400,000	421,200
Videotron Ltd., 5.375%, 6/15/2024 (n)	20,000	21,825
Videotron Ltd., 5.125%, 4/15/2027 (n)	425,000	444,125
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	400,000	406,000
		$5,177,849
Chemicals – 2.6%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$ 157,125
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	200,000	201,194
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	213,000	213,618
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	200,000	200,544
Ingevity Corp., 3.875%, 11/01/2028 (n)	230,000	227,125
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	200,000	211,250
		$1,210,856
Computer Software – 1.3%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$300,000	$ 310,875
PTC, Inc., 3.625%, 2/15/2025 (n)	175,000	180,031
PTC, Inc., 4%, 2/15/2028 (n)	95,000	97,124
		$588,030
Computer Software - Systems – 2.2%
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	$105,000	$ 100,800
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	385,000	431,200
Fair Isaac Corp., 4%, 6/15/2028 (n)	36,000	36,579
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	275,000	291,253
Twilio, Inc., 3.625%, 3/15/2029	150,000	150,879
		$1,010,711
Conglomerates – 5.4%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$255,000	$ 268,104
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	325,000	334,945
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	58,000	58,290
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	280,000	281,400
EnerSys, 5%, 4/30/2023 (n)	275,000	287,375

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
EnerSys, 4.375%, 12/15/2027 (n)	$55,000	$ 56,889
Gates Global LLC, 6.25%, 1/15/2026 (n)	220,000	231,000
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	135,000	151,200
Griffon Corp., 5.75%, 3/01/2028	223,000	235,265
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	200,000	214,000
TriMas Corp., 4.125%, 4/15/2029 (n)	442,000	443,105
		$2,561,573
Construction – 2.0%
Empire Communities Corp., 7%, 12/15/2025 (n)	$145,000	$ 153,156
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	95,000	99,038
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	155,000	154,612
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	200,000	200,500
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	100,000	107,000
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	231,000	239,593
		$953,899
Consumer Products – 2.0%
Coty, Inc., 6.5%, 4/15/2026 (n)	$155,000	$ 154,185
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	155,000	153,059
Mattel, Inc., 6.75%, 12/31/2025 (n)	31,000	32,627
Mattel, Inc., 3.375%, 4/01/2026 (n)	147,000	152,365
Mattel, Inc., 5.875%, 12/15/2027 (n)	109,000	119,628
Mattel, Inc., 5.45%, 11/01/2041	55,000	62,219
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	175,000	182,839
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	80,000	76,800
		$933,722
Consumer Services – 5.1%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$59,000	$ 62,544
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	155,000	170,888
ANGI Group LLC, 3.875%, 8/15/2028 (n)	210,000	206,325
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	175,000	178,937
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	135,000	143,033
Garda World Security Corp., 4.625%, 2/15/2027 (n)	75,000	74,813
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	253,000	243,836
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	131,000	144,428
Match Group, Inc., 5%, 12/15/2027 (n)	200,000	209,250
Match Group, Inc., 4.625%, 6/01/2028 (n)	235,000	240,875
Match Group, Inc., 4.125%, 8/01/2030 (n)	65,000	64,652
Realogy Group LLC, 9.375%, 4/01/2027 (n)	220,000	244,336
Realogy Group LLC, 5.75%, 1/15/2029 (n)	60,000	62,686
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	223,000	216,867

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	$120,000	$ 125,004
		$2,388,474
Containers – 4.7%
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	$200,000	$ 197,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	255,000	257,231
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	276,000	290,145
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	250,000	267,812
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	45,000	46,649
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	175,000	176,253
Greif, Inc., 6.5%, 3/01/2027 (n)	165,000	173,250
Reynolds Group, 4%, 10/15/2027 (n)	230,000	225,975
Silgan Holdings, Inc., 4.75%, 3/15/2025	205,000	207,819
Silgan Holdings, Inc., 4.125%, 2/01/2028	152,000	157,214
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	200,000	214,922
		$2,214,270
Electrical Equipment – 0.9%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$129,000	$ 131,619
CommScope Technologies LLC, 5%, 3/15/2027 (n)	285,000	287,271
		$418,890
Electronics – 2.7%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$50,000	$ 51,178
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	106,000	117,528
Entegris, Inc., 4.375%, 4/15/2028 (n)	75,000	78,188
Entegris, Inc., 3.625%, 5/01/2029 (n)	220,000	220,550
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	140,000	155,173
Sensata Technologies B.V., 5%, 10/01/2025 (n)	285,000	316,706
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	125,000	129,062
Synaptics, Inc., 4%, 6/15/2029 (n)	185,000	183,559
		$1,251,944
Energy - Independent – 4.8%
Apache Corp., 4.375%, 10/15/2028	$200,000	$ 205,166
Apache Corp., 4.75%, 4/15/2043	105,000	103,840
CNX Resources Corp., 6%, 1/15/2029 (n)	165,000	176,137
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	100,000	100,192
EQT Corp., 5%, 1/15/2029	158,000	175,378
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	159,000	176,571

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Murphy Oil Corp., 5.875%, 12/01/2027	$85,000	$ 87,712
Occidental Petroleum Corp., 5.875%, 9/01/2025	155,000	167,950
Occidental Petroleum Corp., 5.5%, 12/01/2025	160,000	172,000
Occidental Petroleum Corp., 6.45%, 9/15/2036	125,000	140,802
Occidental Petroleum Corp., 6.6%, 3/15/2046	190,000	207,820
Range Resources Corp., 9.25%, 2/01/2026	65,000	71,663
Range Resources Corp., 8.25%, 1/15/2029 (n)	105,000	117,075
SM Energy Co., 5.625%, 6/01/2025	85,000	81,413
Southwestern Energy Co., 6.45%, 1/23/2025	98,300	107,660
Southwestern Energy Co., 7.5%, 4/01/2026	137,700	145,480
Southwestern Energy Co., 7.75%, 10/01/2027	35,000	38,000
		$2,274,859
Entertainment – 4.0%
Boyne USA, Inc., 4.75%, 5/15/2029 (n)	$220,000	$ 227,238
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	75,000	82,125
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	150,000	159,375
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	145,000	170,043
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	105,000	107,730
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.25%, 7/15/2029	105,000	106,857
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	218,000	226,992
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	100,000	102,127
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	80,000	76,456
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	50,000	58,375
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	75,000	78,188
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	90,000	103,275
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	145,000	152,613
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	165,000	166,237
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	70,000	75,269
		$1,892,900
Financial Institutions – 3.3%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$200,000	$ 163,000
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	220,000	227,700
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	150,000	156,375
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	448,020	448,020
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	200,000	206,250
OneMain Finance Corp., 6.875%, 3/15/2025	95,000	107,350
OneMain Finance Corp., 8.875%, 6/01/2025	99,000	109,024

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
OneMain Finance Corp., 7.125%, 3/15/2026	$100,000	$ 116,375
		$1,534,094
Food & Beverages – 4.9%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$270,000	$ 286,875
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	295,000	322,656
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	115,000	126,501
Kraft Heinz Foods Co., 4.375%, 6/01/2046	305,000	327,066
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	290,000	299,787
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	43,000	47,246
Performance Food Group Co., 5.5%, 10/15/2027 (n)	210,000	219,068
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	150,000	158,468
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	150,000	150,857
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	145,000	145,065
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	230,000	229,425
		$2,313,014
Gaming & Lodging – 8.6%
Boyd Gaming Corp., 4.75%, 12/01/2027	$190,000	$ 194,254
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	75,000	75,772
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)	215,000	216,787
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	165,000	173,745
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	140,000	145,687
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	131,000	137,389
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	162,000	179,809
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	208,000	208,520
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	191,000	186,908
International Game Technology PLC, 4.125%, 4/15/2026 (n)	200,000	206,500
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	200,000	210,782
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	185,000	196,100
MGM Growth Properties LLC, 5.75%, 2/01/2027	75,000	83,039
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	145,000	146,681
MGM Resorts International, 6.75%, 5/01/2025	185,000	198,327
MGM Resorts International, 5.5%, 4/15/2027	135,000	146,459
Scientific Games Corp., 8.25%, 3/15/2026 (n)	120,000	128,983
Scientific Games International, Inc., 7%, 5/15/2028 (n)	115,000	124,344
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	140,000	144,025
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	225,000	227,531
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	229,000	234,152
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	105,000	110,119
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	200,000	210,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	$150,000	$ 155,380
		$4,042,043
Industrial – 1.0%
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	$264,000	$ 262,318
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	222,000	227,912
		$490,230
Insurance - Property & Casualty – 1.3%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$35,000	$ 35,700
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	260,000	268,450
AssuredPartners, Inc., 7%, 8/15/2025 (n)	60,000	61,237
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	55,000	54,588
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)	120,000	119,591
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	65,000	69,387
		$608,953
Major Banks – 0.5%
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	$200,000	$ 226,750
Medical & Health Technology & Services – 8.7%
AdaptHealth LLC, 4.625%, 8/01/2029 (n)	$160,000	$ 156,989
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	279,000	290,386
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	115,000	119,701
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	259,000	258,029
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	215,000	226,287
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	35,000	38,369
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	125,000	124,469
DaVita, Inc., 4.625%, 6/01/2030 (n)	140,000	142,785
DaVita, Inc., 3.75%, 2/15/2031 (n)	122,000	116,968
Encompass Health Corp., 5.75%, 9/15/2025	30,000	30,900
Encompass Health Corp., 4.625%, 4/01/2031	120,000	127,284
HCA, Inc., 5.375%, 2/01/2025	250,000	279,687
HCA, Inc., 5.875%, 2/15/2026	275,000	314,187
HCA, Inc., 5.625%, 9/01/2028	45,000	52,313
HCA, Inc., 5.875%, 2/01/2029	75,000	88,031
HCA, Inc., 3.5%, 9/01/2030	260,000	267,202
HealthSouth Corp., 5.125%, 3/15/2023	177,000	177,177
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	130,000	134,927
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	400,000	418,840
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	75,000	74,719
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	55,000	53,556

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	$225,000	$ 242,437
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	275,000	268,469
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	105,000	108,150
		$4,111,862
Medical Equipment – 1.2%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$250,000	$ 259,048
Teleflex, Inc., 4.625%, 11/15/2027	285,000	303,294
		$562,342
Metals & Mining – 5.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$220,000	$ 232,034
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)	125,000	135,313
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	185,000	181,762
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	185,000	198,412
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	200,000	218,250
Freeport-McMoRan, Inc., 5%, 9/01/2027	180,000	189,900
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	100,000	105,550
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	165,000	183,422
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	150,000	153,495
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	200,000	204,302
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	282,000	288,091
Novelis Corp., 5.875%, 9/30/2026 (n)	285,000	297,198
Novelis Corp., 4.75%, 1/30/2030 (n)	55,000	57,750
		$2,445,479
Midstream – 5.7%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$90,000	$ 95,175
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	180,000	185,796
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	144,000	144,516
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	209,000	210,066
EnLink Midstream Partners LP, 4.85%, 7/15/2026	120,000	121,200
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	135,000	140,528
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	48,000	51,960
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	47,000	51,660
EQM Midstream Partners LP, 5.5%, 7/15/2028	365,000	389,689
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	90,000	90,000
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	60,000	60,000
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	152,500	150,591
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	15,000	15,412
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	235,000	241,524
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	260,000	288,614

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	$140,000	$ 146,300
Western Midstream Operating LP, 5.3%, 2/01/2030	125,000	137,812
Western Midstream Operation LP, 4.65%, 7/01/2026	100,000	106,628
Western Midstream Operation LP, 5.5%, 8/15/2048	45,000	46,568
		$2,674,039
Municipals – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$105,000	$ 107,625
Network & Telecom – 0.4%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$185,000	$ 188,326
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$75,000	$ 78,469
Oils – 0.4%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$120,000	$ 97,560
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	130,000	95,875
		$193,435
Personal Computers & Peripherals – 0.7%
NCR Corp., 5%, 10/01/2028 (n)	$205,000	$ 210,637
NCR Corp., 5.125%, 4/15/2029 (n)	115,000	117,979
		$328,616
Pharmaceuticals – 3.9%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$441,000	$ 451,028
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	350,000	328,125
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	95,000	87,163
Catalent, Inc., 3.125%, 2/15/2029 (n)	208,000	200,158
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	151,000	148,388
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	105,000	103,556
Jazz Securities Designated Activity Co., 4.375%, 1/15/2029 (n)	200,000	205,696
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	200,000	205,226
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	105,000	107,100
		$1,836,440
Pollution Control – 1.1%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$60,000	$ 61,425
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	65,000	71,175
GFL Environmental, Inc., 4%, 8/01/2028 (n)	105,000	101,319
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	125,000	121,672

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – continued
Stericycle, Inc., 3.875%, 1/15/2029 (n)	$170,000	$ 169,575
		$525,166
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$155,000	$ 162,750
Taseko Mines Ltd., 7%, 2/15/2026 (n)	100,000	104,522
		$267,272
Printing & Publishing – 1.3%
Cimpress N.V., 7%, 6/15/2026 (n)	$300,000	$ 314,625
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	200,000	200,290
Nielsen Finance LLC, 4.75%, 7/15/2031 (n)	75,000	74,910
		$589,825
Railroad & Shipping – 0.4%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$187,000	$ 197,753
Real Estate - Other – 0.8%
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	$180,000	$ 192,150
XHR LP, REIT, 4.875%, 6/01/2029 (n)	180,000	182,934
		$375,084
Retailers – 1.0%
L Brands, Inc., 5.25%, 2/01/2028	$350,000	$ 379,750
L Brands, Inc., 6.625%, 10/01/2030 (n)	75,000	85,725
		$465,475
Specialty Chemicals – 0.4%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$186,000	$ 195,068
Specialty Stores – 2.0%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$221,000	$ 222,381
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)	100,000	101,250
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)	105,000	107,283
Penske Automotive Group Co., 3.75%, 6/15/2029 (w)	268,000	269,005
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)	250,000	258,900
		$958,819
Supermarkets – 0.9%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$22,000	$ 22,550
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	240,000	248,400
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	150,000	143,850
		$414,800

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 6.5%
Altice France S.A., 8.125%, 2/01/2027 (n)	$200,000	$ 218,000
Altice France S.A., 5.5%, 1/15/2028 (n)	200,000	204,598
Altice France S.A., 6%, 2/15/2028 (n)	200,000	196,000
Altice France S.A., 5.125%, 7/15/2029 (n)	220,000	218,121
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	200,000	207,750
SBA Communications Corp., 4.875%, 9/01/2024	150,000	153,095
SBA Communications Corp., 3.875%, 2/15/2027	161,000	164,622
SBA Communications Corp., 3.125%, 2/01/2029 (n)	215,000	206,400
Sprint Capital Corp., 6.875%, 11/15/2028	295,000	369,063
Sprint Corp., 7.125%, 6/15/2024	75,000	86,438
Sprint Corp., 7.625%, 3/01/2026	360,000	437,400
T-Mobile USA, Inc., 2.25%, 2/15/2026	105,000	105,887
T-Mobile USA, Inc., 5.375%, 4/15/2027	270,000	286,456
T-Mobile USA, Inc., 2.625%, 2/15/2029	220,000	211,200
		$3,065,030
Tobacco – 0.5%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$105,000	$ 111,300
Vector Group Ltd., 5.75%, 2/01/2029 (n)	125,000	126,250
		$237,550
Utilities - Electric Power – 3.3%
Calpine Corp., 4.5%, 2/15/2028 (n)	$185,000	$ 187,081
Calpine Corp., 5.125%, 3/15/2028 (n)	240,000	241,800
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	90,000	93,038
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	285,000	275,737
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	29,000	30,556
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	120,000	130,512
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	130,000	137,735
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	120,000	123,600
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	245,000	257,425
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	60,000	61,337
		$1,538,821
Total Bonds (Identified Cost, $61,139,782)		$ 62,775,866
Common Stocks – 1.6%
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (a)	11,385	$ 22,786
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	200	$ 56,504

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Special Products & Services – 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF	8,000	$ 697,440
Total Common Stocks (Identified Cost, $714,438)		$ 776,730
Floating Rate Loans (r) – 0.7%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B4, 2.61%, 9/18/2026	$55,216	$ 55,055
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.598%, 4/15/2027	$63,200	$ 62,805
Chemicals – 0.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 1.953%, 6/01/2024	$52,426	$ 52,145
Element Solutions, Inc., Term Loan B1, 2.09%, 1/31/2026	63,040	62,835
		$114,980
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.84%, 4/16/2025	$63,005	$ 62,344
Pharmaceuticals – 0.1%
Bausch Health Companies, Inc., Term Loan B, 2.843%, 11/27/2025	$54,857	$ 54,520
Total Floating Rate Loans (Identified Cost, $352,822)		$ 349,704

	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	84	$ 1
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	84	1
Total Warrants (Identified Cost, $0)				$ 2

Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 0.03% (v) (Identified Cost, $1,397,597)	1,397,619	$ 1,397,619
Other Assets, Less Liabilities – (38.9)%		(18,301,532)
Net Assets – 100.0%		$46,998,389

(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,397,619 and $63,902,302, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,982,535, representing 106.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $62,207,042)	$63,902,302
Investments in affiliated issuers, at value (identified cost, $1,397,597)	1,397,619
Cash	149
Receivables for
Investments sold	343,418
Interest	860,955
Other assets	14,993
Total assets	$66,519,436
Liabilities
Notes payable	$18,500,000
Payables for
Investments purchased	653,493
When-issued investments purchased	268,000
Payable to affiliates
Investment adviser	9,016
Administrative services fee	240
Transfer agent and dividend disbursing costs	465
Accrued interest expense	12,309
Accrued expenses and other liabilities	77,524
Total liabilities	$19,521,047
Net assets	$46,998,389
Net assets consist of
Paid-in capital	$51,832,797
Total distributable earnings (loss)	(4,834,408)
Net assets	$46,998,389
Shares of beneficial interest outstanding	19,306,358
Net asset value per share (net assets of $46,998,389 / 19,306,358 shares of beneficial interest outstanding)	$2.43
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$1,661,601
Dividends	15,305
Other	3,741
Dividends from affiliated issuers	465
Total investment income	$1,681,112
Expenses
Management fee	$236,257
Transfer agent and dividend disbursing costs	7,553
Administrative services fee	8,727
Independent Trustees' compensation	2,453
Stock exchange fee	11,818
Custodian fee	2,708
Shareholder communications	27,961
Audit and tax fees	43,810
Legal fees	1,295
Interest expense and fees	75,209
Miscellaneous	21,292
Total expenses	$439,083
Reduction of expenses by investment adviser	(46,564)
Net expenses	$392,519
Net investment income (loss)	$1,288,593
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$901,788
Affiliated issuers	38
Net realized gain (loss)	$901,826
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(619,309)
Affiliated issuers	(39)
Net unrealized gain (loss)	$(619,348)
Net realized and unrealized gain (loss)	$282,478
Change in net assets from operations	$1,571,071
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20
Change in net assets
From operations
Net investment income (loss)	$1,288,593	$2,694,648
Net realized gain (loss)	901,826	(698,521)
Net unrealized gain (loss)	(619,348)	435,652
Change in net assets from operations	$1,571,071	$2,431,779
Distributions to shareholders	$(1,393,847)	$(2,905,561)
Tax return of capital distributions to shareholders	$—	$(1,563,056)
Distributions from other sources	$(863,846)	$—
Change in net assets from fund share transactions	$100,323	$(765,301)
Total change in net assets	$(586,299)	$(2,802,139)
Net assets
At beginning of period	47,584,688	50,386,827
At end of period	$46,998,389	$47,584,688
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 5/31/21 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$1,571,071
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(23,342,993)
Proceeds from disposition of investment securities	23,738,433
Proceeds from disposition of short-term investments, net	470,305
Realized gain/loss on investments	(901,788)
Unrealized appreciation/depreciation on investments	619,348
Net amortization/accretion of income	49,287
Increase in interest receivable	(731)
Decrease in accrued expenses and other liabilities	(33,182)
Increase in other assets	(13,032)
Increase in interest payable	97
Net cash provided by operating activities	$2,156,815
Cash flows from financing activities:
Distributions paid in cash	$(2,157,370)
Net decrease in cash and restricted cash	$(555)
Cash and restricted cash:
Beginning of period	$704
End of period	$149
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $100,323.
Cash paid during the six months ended May 31, 2021 for interest was $75,112.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
Net asset value, beginning of period	$2.47	$2.56	$2.46	$2.79	$2.77	$2.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.14	$0.14(c)	$0.16	$0.19
Net realized and unrealized gain (loss)	0.01	(0.00)(w)	0.20	(0.22)	0.12	0.14
Total from investment operations	$0.08	$0.14	$0.34	$(0.08)	$0.28	$0.33
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.15)	$(0.14)	$(0.15)	$(0.17)	$(0.20)
From tax return of capital	—	(0.08)	(0.10)	(0.10)	(0.10)	(0.06)
From other sources	(0.05)	—	—	—	—	—
Total distributions declared to shareholders	$(0.12)	$(0.23)	$(0.24)	$(0.25)	$(0.27)	$(0.26)
Net increase from repurchase of capital shares	$—	$0.00(w)	$0.00(w)	$—	$0.01	$0.00(w)
Net asset value, end of period (x)	$2.43	$2.47	$2.56	$2.46	$2.79	$2.77
Market value, end of period	$2.85	$2.47	$2.70	$2.29	$2.75	$2.48
Total return at market value (%)	20.83(n)	0.89	29.74	(8.21)	22.30	18.72
Total return at net asset value (%) (j)(r)(s)(x)	3.03(n)	6.40	14.52	(2.81)(c)	11.09	13.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85(a)	2.05	2.56	2.50(c)	2.15	2.07
Expenses after expense reductions (f)	1.66(a)	1.82	2.49	2.41(c)	2.05	1.84
Net investment income (loss)	5.44(a)	5.75	5.43	5.50(c)	5.75	6.97
Portfolio turnover	36(n)	57	56	45	49	34
Net assets at end of period (000 omitted)	$46,998	$47,585	$50,387	$48,508	$54,950	$56,785
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.34(a)	1.34	1.34	1.33(c)	1.34	1.34

Financial Highlights – continued
	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
Senior Securities:
Total notes payable outstanding (000 omitted)	$18,500	$18,500	$20,000	$20,000	$22,000	$22,000
Asset coverage per $1,000 of indebtedness (k)	$3,540	$3,572	$3,519	$3,425	$3,498	$3,581

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

Notes to Financial Statements (unaudited) - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$697,440	$2	$56,504	$753,946
Mexico	—	22,786	—	22,786
Municipal Bonds	—	107,625	—	107,625
U.S. Corporate Bonds	—	54,805,140	—	54,805,140
Foreign Bonds	—	7,863,101	—	7,863,101
Floating Rate Loans	—	349,704	—	349,704
Mutual Funds	1,397,619	—	—	1,397,619
Total	$2,095,059	$63,148,358	$56,504	$65,299,921
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/20	$56,504
Change in unrealized appreciation or depreciation	0
Balance as of 5/31/21	$56,504
The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2021 is $0. At May 31, 2021, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) - continued
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
5/31/21
Cash	$149
Restricted cash	—
Restricted cash included in deposits with brokers	—
Total cash and restricted cash in the Statement of Cash Flows	$149
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to

Notes to Financial Statements (unaudited) - continued
accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their

Notes to Financial Statements (unaudited) - continued
tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended November 30, 2020, there were no significant adjustments due to differences between book and tax accounting.
For the six months ended May 31, 2021, the amount of distributions estimated to be a tax return of capital was approximately $863,846 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as capital gains at fiscal year end.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/20
Ordinary income (including any short-term capital gains)	$2,905,561
Tax return of capital (b)	1,563,056
Total distributions	$4,468,617

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/21
Cost of investments	$63,705,348
Gross appreciation	2,057,951
Gross depreciation	(463,378)
Net unrealized appreciation (depreciation)	$ 1,594,573
As of 11/30/20
Capital loss carryforwards	(6,386,356)
Net unrealized appreciation (depreciation)	2,238,570
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(651,398)
Long-Term	(5,734,958)
Total	$(6,386,356)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an

Notes to Financial Statements (unaudited) - continued
annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“net leverage income”); provided, however, if the fund’s net leverage income is less than zero, MFS will reduce its management fee by an amount equivalent to the percentage indicated of the fund’s net leverage income. The management fee incurred for the six months ended May 31, 2021 was equivalent to an annual effective rate of 1.00% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 1.34% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2022. For the six months ended May 31, 2021, this reduction amounted to $46,564, which is included in the reduction of total expenses in the Statement of Operations.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2021, these fees paid to MFSC amounted to $1,472.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2021 was equivalent to an annual effective rate of 0.0369% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended May 31, 2021, purchases and sales of investments, other than short-term obligations, aggregated $23,472,689 and $23,849,195, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
During the six months ended May 31, 2021, the fund did not repurchase any shares.

Notes to Financial Statements (unaudited) - continued
The fund repurchased 410,292 shares of beneficial interest during the year ended November 30, 2020 at an average price per share of $2.01 and a weighted average discount of 9.14% per share. Transactions in fund shares were as follows:
	Six months ended 5/31/21		Year ended 11/30/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	39,681	$100,323	23,422	$61,008
Capital shares repurchased	—	—	(410,292)	(826,309)
Net change	39,681	$100,323	(386,870)	$(765,301)
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $21,000,000. At May 31, 2021, the fund had outstanding borrowings under this agreement in the amount of $18,500,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2021. The Trustees approved the renewal of the revolving secured line of credit up to the amount of $21,000,000 on substantially similar terms for a 365 day period which matures on August 19, 2022. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread with the option to choose LIBOR periods of overnight, 1, 2, 3, or 6 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $73,599 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $1,610 during the period, which is included in “Interest expense and fees” in the Statement of Operations. For the six months ended May 31, 2021, the average loan balance was $18,500,000 at a weighted average annual interest rate of 0.80%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,867,963	$11,464,391	$11,934,734	$38	$(39)	$1,397,619

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$465	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Intermediate High Income Fund
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate High Income Fund (the “Fund”), including the portfolio of investments, as of May 31, 2021, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended November 30, 2020 and the financial highlights for each of the five years in the period then ended; and in our report dated January 14, 2021, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Boston, Massachusetts
July 16, 2021

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
New York Stock Exchange Symbol: CIF

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for MFS Intermediate High Income Fund is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/20-12/31/20	0	N/A	0	1,926,019
1/01/21-1/31/21	0	N/A	0	1,926,019
2/01/21-2/28/21	0	N/A	0	1,926,019
3/01/21-3/31/21	0	N/A	0	1,926,019
4/01/21-4/30/21	0	N/A	0	1,926,019
5/01/21-5/31/21	0	N/A	0	1,926,019

Total	0		0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2020 plan year is 1,926,019.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached here to as EX-99.19a-1.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2021

*	Print name and title of each signing officer under his or her signature.